Derivative Instruments and Hedging Activities (Details) - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	$ 185,942	$ 624,202
Future [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	185,942	624,202
Liability Derivatives Fair Value	(190,587)	(158,247)
Net Fair Value	(4,645)	465,955
Future [Member] | Not Designated as Hedging Instrument [Member] | Agriculture Derivative [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	32,649	119,669
Liability Derivatives Fair Value	(61,049)	(95,121)
Net Fair Value	(28,400)	24,548
Future [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	26,412	60,876
Liability Derivatives Fair Value	(863)	(31,502)
Net Fair Value	25,549	29,374
Future [Member] | Not Designated as Hedging Instrument [Member] | Energy Related Derivative [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	104,889	218,011
Liability Derivatives Fair Value	(74,035)	(15,424)
Net Fair Value	30,854	202,587
Future [Member] | Not Designated as Hedging Instrument [Member] | Credit Risk Contract [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	5,225	12,875
Liability Derivatives Fair Value	(23,774)	(13,050)
Net Fair Value	(18,549)	(175)
Future [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	4,782	168,536
Liability Derivatives Fair Value	(21,653)	(2,275)
Net Fair Value	(16,871)	166,261
Future [Member] | Not Designated as Hedging Instrument [Member] | Metal Derivatives [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	11,985	44,235
Liability Derivatives Fair Value	(9,213)	(875)
Net Fair Value	$ 2,772	$ 43,360